Goodwill and Intangible Assets - Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 936	$ 1,086	$ 1,264
Purchased credit card and Affinity relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	415	475	556
Core deposit intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	140	197	254
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	355	371	391
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 26	$ 43	$ 63